Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument - CHF (SFr)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Derivative financial instrument [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance		SFr 1,233	SFr 316,757
Financing Cash Flows	[1]
Fair value revaluation		(1,233)	410,918
Other changes	[2]		(726,442)
Balance			1,233
Loans [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance			523,920
Financing Cash Flows	[1]	6,038,627	(50,000)
Fair value revaluation
Other changes	[2]	(168,830)	(473,920)
Balance		5,869,797
Lease liabilities [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance		575,736
Financing Cash Flows		(130,200)	(21,700)	[1]
Fair value revaluation
Other changes		15,949	597,436	[2]
Balance		461,485	575,736
Total [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance		576,969	840,677
Financing Cash Flows	[1]	5,908,427	(71,700)
Fair value revaluation		(1,233)	410,918
Other changes	[2]	(152,881)	(602,926)
Balance		SFr 6,331,282	SFr 576,969

[1]	The financing cash flows are from loan borrowings or loan and lease repayments.
[2]	Other non-cash changes include conversion of convertible loan including de-recognition of embedded derivative and initial recognition of lease liability.